SUPPLEMENT DATED OCTOBER 26, 2009
TO
PROSPECTUS DATED APRIL 30, 2007

SURVIVORSHIP ADVANTAGE VARIABLE UNIVERSAL LIFE
INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE POLICIES
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement amends your prospectus. Please read it carefully and keep it with your prospectus for future reference. The address to use (beginning December 1, 2009) to mail additional purchase payments and other transaction and service requests after a contract has been issued is being changed. More specifically, the prospectus is modified as follows:

1.     Page one (1): Delete the fifth paragraph as follows:

     “For a full description of the Portfolios referenced in this prospectus, or such Portfolios’ investment policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to our “Home Office” at American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999 or P.O. Box 1893, Galveston, TX 77553-1893. If mail is addressed differently, there may be delays in processing of requested transactions.

     and replace it with the following:

“For a full description of the Portfolios referenced in this prospectus, or such Portfolios’ investment policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. If mail is addressed differently, there may be delays in processing of requested transactions.”

2.     Page twenty-seven (27) to page twenty-eight (28): In section titled “Allocation of Premiums and Accumulation Value”, delete the first and second paragraphs as follows:

     “Allocation of Premiums. Premiums are allocated according to your instructions, You can change the allocation without charge by providing proper written notification to our Home Office at P.O. Box 1893, Galveston, Texas 77553-1893. Your notice must include the Policy number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper notification is received. You may also change how your premium payments are allocated by telephone, if you have a telephone transactions authorization on file with us.

You may pay premiums by check drawn on a U.S. bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” Premiums made after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to American National Insurance Company, P.O. Box 1893, Galveston, TX 77553-1893. We also accept premium payments by bank draft, wire or exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree.”

     And replace it with the following:

     “Allocation of Premiums. Premiums are allocated according to your instructions, You can change the allocation without charge by providing proper written notification to American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.. Your notice must include the Policy number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper notification is received. You may also change how your premium payments are allocated by telephone, if you have a telephone transactions authorization on file with us.

“You may pay premiums by check drawn on a U.S. bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” Premiums made after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. We also accept premium payments by bank draft, wire or exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree.”

3.     Page thirty-three (33):          Delete the following sentence in the section titled “American National Insurance Company”:

     “Our home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550. You may also contact us at P.O. Box 1893, Galveston, TX 77553-1893.”

and replace it with the following:

“Our home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550. For service and transaction requests you may also contact us at American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.”

4.     Page forty-three (43): In section titled “Other Information”, delete the first paragraph as follows:

     “A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and a personalized illustration of death benefits, cash surrender values, and cash values, are available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Policys, or make other inquiries by contacting us at: American National Insurance Company, One Moody Plaza, Galveston, Texas 77550 or (800) 306-2959.

     and replace it with the following:

“A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and a personalized illustration of death benefits, cash surrender values, and cash values, are available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Policies, or make other inquiries by contacting us at: American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269 or (800) 306-2959.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

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